N-2	Sep. 08, 2023
Cover [Abstract]
Entity Central Index Key	0000357173
Amendment Flag	false
Securities Act File Number	000-10537
Document Type	8-K
Entity Registrant Name	OLD SECOND BANCORP INC
Entity Address, Address Line One	37 South River Street
Entity Address, City or Town	Aurora
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60507
City Area Code	630
Local Phone Number	892-0202
Entity Emerging Growth Company	false